Goodwill (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Mar. 31, 2014 USD ($)	May 07, 2013 USD ($)	May 07, 2013 CNY	Dec. 31, 2012 USD ($)
Goodwill [Abstract]
Shares issued in acquisition agreement	30,000,000	30,000,000
Shares issued, price per share	$ 0.07
Cost of acquisition	$ 2,100,000	12,873,000
Net assets of Jifu				1,653,581	10,136,450
Goodwill	$ 446,419		$ 446,419	$ 446,419	2,736,550